Debt (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings, by type [abstract]
Summary of debt

	December 31, 2019	December 31, 2018
Senior secured notes due 2024, net of unamortized discount and transaction costs of $13,806 (Note 16 (a))	$287,568	$—
Term loan, net of unamortized transaction costs of $2,239 (Note 16 (b))	197,761	—
Redemption option derivative asset (Note 16 (a))	(5,597)	—
Senior notes due 2020, net of unamortized discount and transaction costs of $4,023 (Note 16(c))	—	595,977
Total debt	$479,732	$595,977
Less: Current portion	66,667	—
Long-term portion	$413,065	$595,977

Reconciliation of debt arising from financing activities
Reconciliation of debt arising from financing activities:

	Senior notes due 2024 and term loan	Senior notes due 2020
Debt balance at January 1, 2019	$—	$595,977
Financing cash flows related to debt:
Repayment of Senior notes due 2020	—	(600,000)
Proceeds from Senior secured notes due 2024, net of discount	294,000	—
Proceeds from term loan	200,000	—
Loan financing costs	(15,583)	—
Total financing cash flows related to debt	478,417	(600,000)
	$478,417	$(4,023)

Non-cash changes recorded in debt:
Amortization of deferred costs for Senior notes due 2020, and deferred costs expensed upon note redemption	—	4,023
Amortization of financing fees and discount relating to Senior notes due 2024 and Term loan	2,206	—
Change in fair value of redemption option derivative asset relating to Senior secured notes due 2024	(4,224)	—
Prepaid credit facility financing costs	3,333	—
Debt balance at December 31, 2019	$479,732	$—